Supplemental Financial Information (Details Narrative)	Mar. 31, 2014 shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Shares of common stock retroactively reflected as outstanding	1,569,000
Shares held by stockholders, pre-merger	784,500